OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ASSETS, NET [Abstract]
Schedule of Other Assets, Net
	As of December 31,
	2014	2013
Prepaid long-term land lease, net (see Note 16C)	$3,779	$3,899
Debenture issuance expenses and deferred financing charges	3,995	5,719
Prepaid expenses - long-term and others	2,244	1,929
	$10,018	$11,547